CastleArk Large Growth ETF July 31, 2024 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.7%
	Shares	Value
COMMUNICATION SERVICES — 11.4%
Alphabet, Cl A	122,022	$20,931,654
Meta Platforms, Cl A	30,440	14,453,825
Netflix *	7,530	4,731,476
		40,116,955

CONSUMER DISCRETIONARY — 7.8%
Amazon.com *	138,547	25,905,518
Ferrari	3,914	1,616,521
		27,522,039

CONSUMER STAPLES — 2.3%
Colgate-Palmolive	80,993	8,033,696

ENERGY — 1.2%
Schlumberger	83,730	4,043,322

FINANCIALS — 8.8%
Mastercard, Cl A	33,062	15,331,180
MSCI, Cl A	7,354	3,976,749
Visa, Cl A	43,104	11,451,440
		30,759,369

HEALTH CARE — 14.4%
Dexcom *	32,108	2,177,565
Eli Lilly	19,547	15,721,066
Intuitive Surgical *	27,966	12,433,962
Stryker	30,102	9,856,900
Vertex Pharmaceuticals *	20,693	10,257,934
		50,447,427

INDUSTRIALS — 3.1%
Union Pacific	43,576	10,751,506

CastleArk Large Growth ETF July 31, 2024 (Unaudited)

COMMON STOCK — continued
	Shares	Value
INFORMATION TECHNOLOGY — 48.7%
Adobe *	5,839	$3,221,084
Apple	144,586	32,109,659
Applied Materials	54,694	11,606,067
ASML Holding, Cl G	6,214	5,820,654
Lam Research	13,072	12,042,449
Microsoft	105,235	44,025,062
NVIDIA	389,273	45,552,726
ServiceNow *	14,857	12,099,392
Synopsys *	7,952	4,439,761
		170,916,854

TOTAL COMMON STOCK
(Cost $275,203,066)		342,591,168

TOTAL INVESTMENTS— 97.7%
(Cost $275,203,066)		$342,591,168

Percentages are based on Net Assets of $350,814,842.
*	Non-income producing security.

Cl — Class

CSA-NQ-001-0200